Going Concern, Nature of Operations, and Corporate History	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going concern, nature of operations, and corporate history
1	Going concern, nature of operations, and corporate history

Going concern

These consolidated condensed interim financial statements have been prepared on a going concern basis which assumes that DelMar Pharmaceuticals, Inc. (the “Company”) will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the nine months ended March 31, 2019, the Company reported a loss of $5,465,486, and a negative cash flow from operations of $4,514,674. The Company had an accumulated deficit of $57,988,567 as of March 31, 2019. As of March 31, 2019, the Company had cash and cash equivalents on hand of $2,152,233. The Company is in the development stage and has not generated any revenues to date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. In the near future, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations. These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Management plans to secure the necessary financing through the issue of new equity and/or the entering into of strategic partnership arrangements. The Company may tailor its drug candidate development program based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Nature of operations

The Company is a clinical stage drug development company with a focus on the treatment of cancer that is conducting clinical trials in the United States and China with our product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme, the most common and aggressive form of brain cancer.  The Company has also acquired certain commercial rights to VAL-083 in China where it is approved as a chemotherapy for the treatment of chronic myelogenous leukemia and lung cancer.  In order to accelerate the Company’s development timelines, the Company leverages existing clinical and commercial data from a wide range of sources.  The Company may seek marketing partnerships in order to potentially generate future royalty revenue.

The address of the Company’s administrative offices is Suite 720 - 999 West Broadway, Vancouver, British Columbia, Canada, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only, Inc. On January 25, 2013, the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).

DelMar Pharmaceuticals, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a clinical stage company with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, Del Mar (BC), Callco and Exchangeco.

1       Going concern, nature of operations, and corporate history

Going concern

These consolidated financial statements have been prepared on a going concern basis which assumes that DelMar Pharmaceuticals, Inc. (the “Company”) will continue its operations for the foreseeable future and contemplates the realization of assets and the settlement of liabilities in the normal course of business.

For the year ended June 30, 2018, the Company reported a loss of $11,138,312, and a negative cash flow from operations of $9,850,850. The Company had an accumulated deficit of $52,441,337 as of June 30, 2018. As of June 30, 2018, the Company has cash and cash equivalents on hand of $5,971,995. The Company is in the development stage and has not generated any revenues to date. The Company does not have the prospect of achieving revenues until such time that its product candidate is commercialized, or partnered, which may not ever occur. In the near future, the Company will require additional funding to maintain its clinical trials, research and development projects, and for general operations. These circumstances indicate substantial doubt exists about the Company’s ability to continue as a going concern.

Consequently, management is pursuing various financing alternatives to fund the Company’s operations so it can continue as a going concern. Management plans to secure the necessary financing through the issue of new equity and/or the entering into of strategic partnership arrangements. The Company may tailor its drug candidate development program based on the amount of funding the Company is able to raise in the future. Nevertheless, there is no assurance that these initiatives will be successful.

These financial statements do not give effect to any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Nature of operations

The Company is a clinical-stage drug development company with a focus on the treatment of cancer that is conducting clinical trials in the United States with its product candidate, VAL-083, as a potential new treatment for glioblastoma multiforme, the most common and aggressive form of brain cancer. The Company has also acquired certain commercial rights to VAL-083 in China where it is approved as a chemotherapy for the treatment of chronic myelogenous leukemia and lung cancer. In order to accelerate the Company’s development timelines, the Company leverages existing clinical and commercial data from a wide range of sources. The Company may seek marketing partnerships in order to generate future royalty revenue.

The address of the Company’s administrative offices is Suite 720 – 999 West Broadway, Vancouver, British Columbia, V5Z 1K5 with clinical operations located at 3485 Edison Way, Suite R, Menlo Park, California, 94025.

Corporate history

The Company is a Nevada corporation formed on June 24, 2009 under the name Berry Only Inc. On January 25, 2013 (the “Reverse Acquisition Closing Date”), the Company entered into and closed an exchange agreement (the “Exchange Agreement”), with Del Mar Pharmaceuticals (BC) Ltd. (“Del Mar (BC)”), 0959454 B.C. Ltd. (“Callco”), and 0959456 B.C. Ltd. (“Exchangeco”) and the security holders of Del Mar (BC). Upon completion of the Exchange Agreement, Del Mar (BC) became a wholly-owned subsidiary of the Company (the “Reverse Acquisition”).

DelMar Pharmaceuticals, Inc. is the parent company of Del Mar (BC), a British Columbia, Canada corporation incorporated on April 6, 2010, which is a clinical stage company with a focus on the development of drugs for the treatment of cancer. The Company is also the parent company to Callco and Exchangeco which are British Columbia, Canada corporations. Callco and Exchangeco were formed to facilitate the Reverse Acquisition.

References to the Company refer to the Company and its wholly-owned subsidiaries, Del Mar (BC), Callco and Exchangeco.